GOODWILL AND INTANGIBLE ASSETS, NET - INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Gross Carrying Amount	$ 64.4	$ 64.6
Definite-lived intangible assets - Accumulated Amortization	(54.7)	(53.2)
Definite-lived intangible assets - Net Carrying Amount	9.7	11.4
Aggregate Amortization Expense	1.8	1.8	$ 1.8
Estimated Aggregate Intangible Asset Amortization Expense
2020	1.4
2021	1.3
2022	1.3
2023	0.8
2024	$ 0.6
Technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	7 years
Definite-lived intangible assets - Gross Carrying Amount	$ 9.4	9.7
Definite-lived intangible assets - Accumulated Amortization	(8.8)	(9.1)
Definite-lived intangible assets - Net Carrying Amount	$ 0.6	0.6
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	22 years
Definite-lived intangible assets - Gross Carrying Amount	$ 25.6	25.6
Definite-lived intangible assets - Accumulated Amortization	(22.8)	(21.7)
Definite-lived intangible assets - Net Carrying Amount	$ 2.8	3.9
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	81 years
Definite-lived intangible assets - Gross Carrying Amount	$ 4.3	4.4
Definite-lived intangible assets - Accumulated Amortization	(0.7)	(0.6)
Definite-lived intangible assets - Net Carrying Amount	$ 3.6	3.8
Other
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	8 years
Definite-lived intangible assets - Gross Carrying Amount	$ 25.1	24.9
Definite-lived intangible assets - Accumulated Amortization	(22.4)	(21.8)
Definite-lived intangible assets - Net Carrying Amount	$ 2.7	$ 3.1